Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	€ 12.9	€ 4.8
Revenue of combined entity as if combination occurred at beginning of period	2,851.7
Profit (loss) of combined entity as if combination occurred at beginning of period	279.9
Cash consideration	640.9	113.0	€ 0.0
Less cash acquired	(43.6)	(0.1)	0.0
Contingent consideration paid related to acquisitions	0.0	0.0	1.5
Net outflow of cash - investing activities	€ 597.3	€ 112.9	€ 1.5